Document and Entity Information	Dec. 12, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000793952
Document Type	8-K
Document Period End Date	Dec. 12, 2021
Entity Registrant Name	Harley-Davidson, Inc.
Entity Incorporation State Country Code	WI
Entity File Number	1-9183
Entity Tax Identification Number	39-1382325
Entity Address, Address Line One	3700 West Juneau Avenue
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53208
City Area Code	(414)
Local Phone Number	342-4680
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	COMMON STOCK, $0.01 par value per share
Trading Symbol	HOG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false